Supplement to the
Fidelity Advisor®
New Insights Fund
Class A, Class T, Class B, and Class C
March 1, 2013
Prospectus

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

William Danoff (co-manager) has managed the fund since July 2003.

John Roth (co-manager) has managed the fund since September 2013.

The following information replaces similar information found in the "Fund Management" section on page 23.

William Danoff is co-manager of the fund, which he has managed since July 2003. He also manages other funds. Since joining Fidelity Investments in 1986, Mr. Danoff has worked as a research analyst and portfolio manager.

John Roth is co-manager of the fund, which he has managed since September 2013. He also manages other funds. Since joining Fidelity Investments in 1999, Mr. Roth has worked as a research analyst and portfolio manager.

ANIF-13-02  September 17, 2013
1.790573.125

Supplement to the
Fidelity Advisor® New Insights Fund
Institutional Class
March 1, 2013
Prospectus

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 5.

William Danoff (co-manager) has managed the fund since July 2003.

John Roth (co-manager) has managed the fund since September 2013.

The following information replaces similar information found in the "Fund Management" section on page 21.

William Danoff is co-manager of the fund, which he has managed since July 2003. He also manages other funds. Since joining Fidelity Investments in 1986, Mr. Danoff has worked as a research analyst and portfolio manager.

John Roth is co-manager of the fund, which he has managed since September 2013. He also manages other funds. Since joining Fidelity Investments in 1999, Mr. Roth has worked as a research analyst and portfolio manager.

ANIFI-13-02  September 17, 2013
1.790574.120

Supplement to the
Fidelity Advisor®
New Insights Fund
Class Z
August 9, 2013
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 5.

William Danoff (co-manager) has managed the fund since July 2003.

John Roth (co-manager) has managed the fund since September 2013.

The following information replaces similar information found in the "Fund Management" section on page 19.

William Danoff is co-manager of the fund, which he has managed since July 2003. He also manages other funds. Since joining Fidelity Investments in 1986, Mr. Danoff has worked as a research analyst and portfolio manager.

John Roth is co-manager of the fund, which he has managed since September 2013. He also manages other funds. Since joining Fidelity Investments in 1999, Mr. Roth has worked as a research analyst and portfolio manager.

ANIFZ-13-01  September 17, 2013
1.9584443.100